Document and Entity Information	Jan. 03, 2026
Cover [Abstract]
Security Exchange Name	NASDAQ
Amendment Flag	false
Entity Central Index Key	0001755237
Document Type	8-K
Document Period End Date	Jan. 03, 2026
Entity Registrant Name	CYCLERION THERAPEUTICS, INC.
Entity Incorporation State Country Code	MA
Entity File Number	001-38787
Entity Tax Identification Number	83-1895370
Entity Address, Address Line One	245 First Street
Entity Address, Address Line Two	18th Floor
Entity Address, City or Town	Cambridge
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02142
City Area Code	(857)
Local Phone Number	327-8778
Security 12b Title	Common Stock, no par value
Trading Symbol	CYCN
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false